Share Based Awards (Tables)	9 Months Ended
Jan. 31, 2021
Share-based Payment Arrangement [Abstract]
Stock compensation expense
	3 months	9 months
General and administrative	$336,301	$525,559
Research and development	179,157	199,047
Operations	170,612	175,586
Sales and marketing	168,125	168,125
	$854,195	$1,068,317